Per Share Data	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Per Share Data
25. Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2021, 2022 and 2023 is as follows:
In fiscal 2021, 2022 and 2023, there was no stock compensation which was antidilutive.

	Millions of yen
	2021	2022	2023
Net Income attributable to ORIX Corporation shareholders	¥192,384	¥312,135	¥273,075

	Thousands of shares
	2021	2022	2023
Weighted-average shares	1,236,897	1,203,452	1,180,356
Effect of dilutive securities
Stock compensation	1,197	1,400	1,589

Weighted-average shares for diluted EPS computation	1,238,094	1,204,852	1,181,945

	Yen
	2021	2022	2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥155.54	¥259.37	¥231.35
Diluted	155.39	259.07	231.04

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (1,897,979 shares, 2,104,640 shares and 2,496,724 shares in fiscal 2021, 2022 and 2023).